UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		August 2, 2002

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$865930

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      318     8600 SH       SOLE                                       8600
                                                              1109    30000 SH       OTHER                                     30000
AMERICAN INTL GROUP INC        COM              026874107    39830   583769 SH       SOLE                   316545            272124
                                                              4210    61705 SH       OTHER                                     61705
AUTOMATIC DATA PROCESSING INC. COM              053015103    34169   784594 SH       SOLE                   421365            369129
                                                              4869   111817 SH       OTHER                                    111817
BANK NEW YORK INC              COM              064057102    40360  1195875 SH       SOLE                   567262            637813
                                                             17370   514691 SH       OTHER                                    514691
BIOMET INC                     COM              090613100    25027   922837 SH       SOLE                   582407            351980
                                                              2817   103879 SH       OTHER                                    103879
CINTAS CORP                    COM              172908105    38048   769743 SH       SOLE                   401623            375820
                                                              5015   101463 SH       OTHER                                    101463
COCA COLA                      COM              191216100      319     5700 SH       SOLE                                       5700
                                                               412     7370 SH       OTHER                                      7370
COLGATE PALMOLIVE CO           COM              194162103    31740   634180 SH       SOLE                   357522            281558
                                                              3760    75130 SH       OTHER                                     75130
CONCORD EFS INC                COM              206197105    28848   957152 SH       SOLE                   594136            375216
                                                              2933    97340 SH       OTHER                                     97340
COSTCO WHOLESALE CORP NEW      COM              22160K105    28824   746372 SH       SOLE                   462178            293944
                                                              3506    90800 SH       OTHER                                     90800
CVS CORP                       COM              126650100    22772   744186 SH       SOLE                   449677            306159
                                                              2347    76700 SH       OTHER                                     76700
DELL COMPUTER CORP             COM              247025109    27249  1042442 SH       SOLE                   623716            431776
                                                              2771   106030 SH       OTHER                                    106030
EMC CORP-MASS                  COM              268648102    11436  1514820 SH       SOLE                   979056            553764
                                                              1032   136690 SH       OTHER                                    136690
FASTENAL CO                    COM              311900104    30899   802381 SH       SOLE                   409776            403205
                                                              1883    48920 SH       OTHER                                     48920
GENERAL ELECTRIC CO            COM              369604103    24594   846614 SH       SOLE                   582949            271865
                                                              2152    74093 SH       OTHER                                     74093
HARLEY-DAVIDSON INC            COM              412822108    44002   858246 SH       SOLE                   396858            469838
                                                              4578    89292 SH       OTHER                                     89292
INTEL CORP                     COM              458140100    24627  1347955 SH       SOLE                   676376            684229
                                                              4850   265463 SH       OTHER                                    265463
JOHNSON & JOHNSON              COM              478160104    30272   579264 SH       SOLE                   325419            261145
                                                              5028    96212 SH       OTHER                                     96212
MEDTRONIC INC                  COM              585055106    28576   666885 SH       SOLE                   356506            316829
                                                              4757   111021 SH       OTHER                                    111021
MERCK & CO INC                 COM              589331107    28609   564959 SH       SOLE                   301461            269548
                                                              4649    91811 SH       OTHER                                     91811
MGIC INVT CORP WIS             COM              552848103    36135   532965 SH       SOLE                   283480            255685
                                                              4849    71520 SH       OTHER                                     71520
MICROSOFT CORP                 COM              594918104    45939   839840 SH       SOLE                   414562            433078
                                                             10777   197030 SH       OTHER                                    197030
MOLEX INC CL A                 COM              608554200    30946  1128184 SH       SOLE                   630945            510289
                                                              3622   132068 SH       OTHER                                    132068
OMNICOM GROUP INC              COM              681919106    16407   358242 SH       SOLE                   213836            148356
                                                              1300    28400 SH       OTHER                                     28400
PATTERSON DENTAL CO            COM              703412106    37998   754981 SH       SOLE                   380063            384918
                                                              3373    67020 SH       OTHER                                     67020
STATE STREET CORP              COM              857477103    29123   651541 SH       SOLE                   383538            275303
                                                              3305    73951 SH       OTHER                                     73951
WATERS CORP                    COM              941848103    19118   716056 SH       SOLE                   459156            266500
                                                              2450    91795 SH       OTHER                                     91795